Management of Financial Risk (Disclosure of Nature and Extent Arising from Financial Instruments - Commodity Price Risk) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Gold Commodity Type [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 3,483
Change percentage, commodity	10.00%
Silver Commodity Type [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 6,708
Change percentage, commodity	10.00%
Lead Commodity [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 279
Change percentage, commodity	10.00%
Zinc Commodity [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 453
Change percentage, commodity	10.00%
Lead And Zinc Commodity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of production with forward sales and colloar swaps	50.00%